FIXED ASSETS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Property, Plant and Equipment [Abstract]
Fixed assets consisted of the following:

Fixed assets consisted of the following:

	November 30, 2022	February 28, 2022
Automobile	$84,880	$84,880
Manufacturing equipment	25,625	16,800
Demo devices	63,979	16,539
Computer equipment and software	133,959	36,742
Office equipment	15,312	15,312
Warehouse equipment	11,415	11,415
Tooling	101,320	—
Leasehold improvements	15,568	5,329
	452,058	187,017
Less: Accumulated depreciation	(139,751)	(49,065)
	$312,307	$137,952

Fixed assets consisted of the following:

	February 28, 2022	February 28, 2021
Automobile	$101,680	$70,896
Demo devices	16,539	3,670
Computer equipment	36,742	23,399
Office equipment	15,312	4,142
Warehouse equipment	11,415	—
Leasehold improvements	5,329	—
	187,017	102,107
Less: Accumulated depreciation	(49,065)	(67,113)
	$137,952	$34,994